Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ (22,487)	¥ 8,273	¥ (4,276)
Less: reclassification adjustments	5,586	5,151	305
Total	(16,901)	13,425	(3,971)
Foreign currency translation adjustments:
Unrealized gains (losses)	2,181
Less: reclassification adjustments
Total	2,181
Defined benefit plan adjustments:
Unrealized gains (losses)	(18,658)	42,415	37,661
Less: reclassification adjustments	(14,301)	(9,759)	(7,848)
Total	(32,960)	32,655	29,813
Own credit risk adjustments:
Unrealized gains (losses)	6,485	(6,590)	5,630
Less: reclassification adjustments	197	552	334
Total	6,682	(6,038)	5,964
Total tax effect before allocation to noncontrolling interests	¥ (40,998)	¥ 40,043	¥ 31,806